Share Capital and Reserves (Details) - Schedule of Capital Stock and the Issuance Premium € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Schedule of Capital Stock and the Issuance Premium [Abstract]
Share Capital as per statutory accounts	$ 192,297		$ 148,419		€ 164,303	€ 123,539
Capital increase costs	(18,366)		(14,965)		(15,905)	(12,564)
Share capital under IFRS	173,931		133,454		148,398	110,975
Issuance premium	153,177	€ 126,481	153,177	€ 126,481
Share capital and issuance premium	$ 327,108		$ 286,631		€ 274,879	€ 237,456